Earnings (loss) per share (EPS)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Earnings (loss) per share (EPS)
18	Earnings (loss) per share (EPS)

Basic

Basic EPS is calculated by dividing profit (loss) attributable to the equity holders of the parent by the weighted average number of Class A and Class B common shares outstanding during the period.

Diluted

Diluted EPS is calculated by dividing profit (loss) attributable to the equity holders of the parent by the weighted average number of Class A and Class B common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all potential common shares with dilutive effects.

The following table reflects the profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations:

	2018			2017
	Class A	Class B	Total	Class A	Class B	Total
Profit (loss) attributable to equity holders of the parent	(37,047)	(45,333)	(82,380)	19,902	24,353	44,255
Weighted average number of common shares outstanding (thousand)	22,603	27,658		22,603	27,658
Effects of dilution from:
Share-based compensation plan (thousands)	—	—		931	—
Basic earnings (loss) per share - R$	(1.64)	(1.64)		0.88	0.88
Diluted earnings (loss) per share - R$	(1.64)	(1.64)		0.85	0.85

	2016
	Class A	Class B	Total
Profit attributable to equity holders of the parent	33,786	41,343	75,129
Weighted average number of common shares outstanding (thousand)	22,603	27,658
Effects of dilution from:
Share-based compensation plan (thousands)	931	—
Basic earnings per share - R$	1.49	1.49
Diluted earnings per share - R$	1.44	1.45

The number of Class A and Class B common shares outstanding was retrospectively adjusted due to the issuance of new shares as a result of the IPO and the corporate reorganization, described in Note 1.

Diluted profit per share is calculated by the weighted average number of outstanding shares, in order to assume the conversion of all potential dilutive shares. Diluted earnings per share is calculated considering the instruments that may have a potential dilutive effect in the future, such as share-based payment instruments, using the treasury shares method when the effect is dilutive. However, due to the loss reported for the year ended December 31, 2018, these instruments issued have antidilutive effect and, therefore, were not considered in the computation of diluted loss per share.